Investment Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Note 2. Investment Securities
The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2018 and 2017 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2018	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S.
Government agencies	$99,365,930	$—	$3,388,147	$95,977,783
Mortgage-backed securities	259,742,501	4,921	12,373,269	247,374,153
State, County, Municipals	105,590,858	67,888	4,264,228	101,394,518
Total	$464,699,289	$72,809	$20,025,644	$444,746,454

		Gross	Gross
	Amortized	Unrealized	Unrealized
2017	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S.
Government agencies	$180,647,580	$—	$4,199,022	$176,448,558
Mortgage-backed securities	213,707,125	43,197	5,327,265	208,423,057
State, County, Municipals	118,786,297	849,364	2,535,126	117,100,535
Other investments	2,865,294	208,933	—	3,074,227
Total	$516,006,296	$1,101,494	$12,061,413	$505,046,377
During the 2
nd
quarter of 2018, management reclassified Small Business Administration Pools (“SBAP”) that are backed by mortgages from the Obligation of U.S. Government agencies portfolio to the Mortgage backed securities portfolio. This resulted in a reclassification of $76,518,180 in securities and did not have an impact on shareholders’ equity or net income.
The following tables show the gross unrealized losses and fair value of the Company’s investments classified as AFS investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 and 2017.
A summary of unrealized loss information for AFS securities, categorized by security type follows (in thousands):

December 31, 2018	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

Obligations of U.S.
Government agencies	$—	—	$95,977,783	3,388,147	$95,977,783	3,388,147
Mortgage backed securities	12,257,636	179,281	234,928,705	12,193,988	247,186,341	12,373,269
State, County, Municipal	12,623,964	285,275	76,535,741	3,978,953	89,159,705	4,264,228
Total	$24,881,600	464,556	$407,442,229	19,561,088	$432,323,829	20,025,644

December 31, 2017	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

Obligations of U.S.
Government agencies	$15,681,866	223,535	$160,766,691	3,975,487	$176,448,557	4,199,022
Mortgage backed securities	88,499,852	1,613,091	116,753,236	3,714,175	205,253,088	5,327,266
State, County, Municipal	7,117,600	59,041	66,973,174	2,476,084	74,090,774	2,535,125
Total	$111,299,318	1,895,667	$344,493,101	10,165,746	$455,792,419	12,061,413
Investment Securities.
The Company’s unrealized losses on its Obligations of United States Government agencies, Mortgage backed securities and State, County and Municipal bonds are the result of an upward trend in interest rates, mainly in the mid-term sector. The Company does not intend to sell any of the securities in an unrealized loss position, and it is not more likely than not that the Company will be required to sell any such security prior to the recovery of its amortized cost basis, which may be at maturity. Furthermore, even though a number of these securities have been in a continuous unrealized loss position for a period greater than twelve months, the Company is collecting principal and interest from the respective issuers as scheduled. None of the unrealized losses disclosed in the previous table are related to credit deterioration. As such, the Company did not record any other-than-temporary impairment for the years ended December 31, 2018 or 2017.
Other Investments.
The Company, at December 31, 2017, owned an investment in a pooled trust preferred security. During 2018, the Company sold the pooled trust preferred security and no longer has any of these type of investments in its portfolio. The impact of the transaction is further detailed in Note 16.
The amortized cost and estimated fair value of securities at December 31, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized
	Cost	Fair Value
Securities AFS
Due in one year or less	$1,875,288	$1,877,665
Due after one year through five years	91,948,838	89,121,194
Due after five years through ten years	32,801,788	31,718,293
Due after ten years	78,330,873	74,655,149
Residential mortgage backed securities	187,776,954	179,235,806
Commercial mortgage backed securities	71,965,548	68,138,347
Total	$464,699,289	$444,746,454
Investment securities with fair values of $357,231,440 and $373,956,804 at December 31, 2018 and December 31, 2017, respectively, were pledged as collateral for public deposits and securities sold under agreement to repurchase.
Gross realized gains and losses are included in net gains on sales of securities. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2018	2017	2016
Gross realized gains	$171,376	$633,244	$112,881
Gross realized losses	160,329	528,536	—
Net realized gains	$11,047	$104,708	$112,881